NOTE 13 - Share based compensation: Schedule of Expenses recorded as a result of share-based compensation (Tables)	12 Months Ended
Dec. 31, 2024
Tables/Schedules
Schedule of Expenses recorded as a result of share-based compensation

The following table summarizes information about the expenses recorded as a result of share-based compensation:

	2024	2023
Equity settled compensations	601	664
Cash settled compensations	-	(101)
	601	563